Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,200,635	$4,368,723

Banks — 27.7%
Australia & New Zealand Banking Group Ltd.	3,697,259	82,040,367
Commonwealth Bank of Australia	2,304,956	177,579,062
National Australia Bank Ltd.	4,284,056	89,166,315
Westpac Banking Corp.	4,769,043	97,505,719
		446,291,463
Beverages — 0.5%
Treasury Wine Estates Ltd.	940,242	8,449,387

Biotechnology — 8.2%
CSL Ltd.	591,172	132,532,494

Capital Markets — 4.6%
ASX Ltd.	251,265	14,780,736
Macquarie Group Ltd.	446,608	52,370,613
Magellan Financial Group Ltd.	179,548	6,632,782
		73,784,131
Chemicals — 0.3%
Orica Ltd.	531,436	5,561,138

Commercial Services & Supplies — 1.0%
Brambles Ltd.	1,909,667	15,945,490

Construction Materials — 1.2%
James Hardie Industries PLC	577,094	19,143,619

Diversified Telecommunication Services — 0.9%
Telstra Corp. Ltd.	5,399,246	14,662,531

Electric Utilities — 0.6%
AusNet Services Ltd.	2,432,699	3,294,131
Origin Energy Ltd.	2,295,076	7,032,594
		10,326,725
Equity Real Estate Investment Trusts (REITs) — 5.9%
BGP Holdings PLC, NVS(a)(b)	18,888,372	230
Dexus	1,408,271	11,352,286
Goodman Group	2,160,208	32,424,558
GPT Group (The)	2,530,366	8,996,936
Mirvac Group	5,115,274	11,028,799
Scentre Group	6,768,361	14,227,351
Stockland	3,101,168	11,194,000
Vicinity Centres	5,037,172	6,072,585
		95,296,745
Food & Staples Retailing — 4.7%
Coles Group Ltd.	1,733,085	22,145,809
Woolworths Group Ltd.	1,644,005	52,819,620
		74,965,429
Gas Utilities — 0.7%
APA Group.	1,531,955	10,913,663

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	85,417	14,958,705

Health Care Providers & Services — 1.7%
Ramsay Health Care Ltd.	237,886	11,658,191
Sonic Healthcare Ltd.	589,745	15,829,734
		27,487,925
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.9%
Aristocrat Leisure Ltd.	746,659	$23,659,501
Crown Resorts Ltd.(a)	487,348	4,842,456
Domino’s Pizza Enterprises Ltd.	81,572	6,941,826
Tabcorp Holdings Ltd.	2,894,565	11,421,623
		46,865,406
Insurance — 3.2%
Insurance Australia Group Ltd.	3,189,028	12,367,490
Medibank Pvt Ltd.	3,589,664	8,675,603
QBE Insurance Group Ltd.	1,918,190	16,223,180
Suncorp Group Ltd.	1,663,725	14,307,555
		51,573,828
Interactive Media & Services — 1.2%
REA Group Ltd.	68,327	8,626,881
Seek Ltd.	435,679	10,279,819
		18,906,700
IT Services — 1.8%
Afterpay Ltd.(a)	282,094	20,123,720
Computershare Ltd.	704,043	8,535,863
		28,659,583
Metals & Mining — 18.3%
BHP Group Ltd.	3,827,331	140,853,957
BlueScope Steel Ltd.	654,492	10,734,315
Evolution Mining Ltd.	2,224,127	9,246,296
Fortescue Metals Group Ltd.	2,200,153	38,101,497
Newcrest Mining Ltd.	1,060,893	23,106,407
Northern Star Resources Ltd.	1,433,857	12,888,798
Rio Tinto Ltd.	482,296	46,012,034
South32 Ltd.	6,208,360	14,263,594
		295,206,898
Multi-Utilities — 0.3%
AGL Energy Ltd.	803,574	5,031,401

Multiline Retail — 3.9%
Wesfarmers Ltd.	1,473,126	62,968,316

Oil, Gas & Consumable Fuels — 3.2%
Ampol Ltd.	309,070	6,808,097
Oil Search Ltd.	2,570,267	7,220,970
Santos Ltd.	2,435,699	12,730,227
Washington H Soul Pattinson & Co. Ltd.	141,088	3,217,989
Woodside Petroleum Ltd.	1,250,121	21,042,953
		51,020,236
Real Estate Management & Development — 0.5%
Lendlease Corp. Ltd.	895,776	8,505,034

Road & Rail — 0.4%
Aurizon Holdings Ltd.	2,408,369	6,726,029

Software — 1.3%
WiseTech Global Ltd.	188,496	4,091,665
Xero Ltd.(a)	172,071	17,569,322
		21,660,987
Trading Companies & Distributors — 0.4%
Reece Ltd.	391,512	6,189,351

Transportation Infrastructure — 2.8%
Sydney Airport(a)	1,723,645	7,803,109

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Transurban Group	3,557,360	$38,107,895
		45,911,004
Total Common Stocks — 99.4%
(Cost: $1,622,694,032)		1,603,912,941

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	640,000	640,000

Total Short-Term Investments — 0.0%
(Cost: $640,000)		640,000

Total Investments in Securities — 99.4%
(Cost: $1,623,334,032)		1,604,552,941

Other Assets, Less Liabilities — 0.6%		8,894,065

Net Assets — 100.0%		$1,613,447,006
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$494,000	$146,000	(a)	$—	$—	$—	$640,000	640,000	$343	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	66	06/17/21	$9,115	$304,829

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,603,912,711	$230	$1,603,912,941
Money Market Funds	640,000	—	—	640,000
	$640,000	$1,603,912,711	$230	$1,604,552,941
Derivative financial instruments(a)
Assets
Futures Contracts	$304,829	$—	$—	$304,829

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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